Share-based payments - Additional Information (Details)							12 Months Ended
	Dec. 09, 2025 shares	Nov. 07, 2025 shares	Jun. 23, 2025 shares	Mar. 13, 2025 shares	Jan. 30, 2025 shares	May 03, 2024 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Sep. 30, 2024 shares	May 28, 2024 shares	May 12, 2024 shares	Mar. 05, 2024 shares	Nov. 14, 2023 shares	Nov. 06, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option life, share option granted							10 years
Percentage of market value							100.00%
Number of shares issued | shares											238	135,980	2,120	204,334		16,000,000
Conversion ratio							1 share to 1.06
Increase in the number of shares granted						6.00%
Additional stock-based compensation expense								$ 100,000
Number of other equity instruments granted in share-based payment arrangement | shares							6,421,033
Calyxt [Member] | Performance Stock Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense									$ 300,000	$ 300,000
AstraZeneca [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity investment						$ 28,000,000
Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments granted in share-based payment arrangement							6,346,033	3,054,163	1,835,411
Vesting period, years							4 years
Share-based compensation expense							$ 5,600,000	$ 2,600,000	$ 2,300,000
Stock options [member] | Executive Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years			3 years		3 years
Number of equity instruments granted in share-based payment arrangement | shares			270,500		3,851,783
Stock options [member] | Non Executive Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years	4 years	4 years	4 years	4 years
Number of equity instruments granted in share-based payment arrangement | shares	20,000	132,000	205,600	1,866,150
Stock options [member] | Calyxt [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense									1,800,000
Free Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years							3 years
Share-based compensation expense							$ 400,000	$ 500,000	$ 2,900,000
Number of other equity instruments granted in share-based payment arrangement | shares							0	0	342,900
Restricted Stock Unit Awards [member] | Calyxt [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense									$ 2,400,000
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments granted in share-based payment arrangement							75,000	0	0
Share-based compensation expense							$ 100,000	$ 0	$ 0
Class A Preferred Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares						10,000,000									10,000,000
Class B Preferred Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares						18,000,000									18,000,000